Capital Contributions (Details) (SQN AIF IV, L.P. [Member], USD $)	Dec. 31, 2012	Aug. 31, 2012
SQN AIF IV, L.P. [Member]
Capital Contributions (Textual)
General partner capital contribution	$ 100
Additional contribution for incidental costs	1,000
Initial Limited Partner Cash Capital Capitalization	500	500
Subscription receivable for upaid portion of investment purchase of initial limited partnership interest	$ 500